Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

Note 8 – Intangible assets, net

The following table presents the Company’s intangible assets as of the respective balance sheet dates:

	As of December 31,	As of December 31,
	2021	2020
Land use right	$3,005,644	$2,927,874
Non-patent technology	482,604	470,117
Software	6,197,055	3,345,742
License	19,879,743	19,879,743
Total	29,565,046	26,623,476
Accumulated amortization	(7,052,838)	(3,546,041)
Intangible assets, net	$22,512,208	$23,077,435

Amortization expense for the years ended December 31, 2021, 2020 and 2019 amounted to $3,399,649, $805,220 and $861,023, respectively.

Estimated future amortization expense related to intangible assets held as of December 31, 2021:

Year
2022	$3,531,230
2023	2,500,296
2024	2,140,538
2025	2,048,087
2026	2,048,087
Thereafter	10,243,970
Total	$22,512,208